Employee benefit plans (Changes in Level 3 Plan Assets Measured At Fair Value) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,612,879	¥ 1,483,889
Actual return on plan assets	3,208	111,278
Balance at end of year	1,600,491	1,612,879	¥ 1,483,889
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	815,483	758,306
Actual return on plan assets	59,237	89,924
Balance at end of year	882,784	815,483	758,306
Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	19	577	2,664
Actual return on plan assets	(164)	(4)	(11)
Purchases, sales and settlements	(19)	(554)	(2,076)
Other	4,406
Balance at end of year	4,242	19	577
Level 3 | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	31,288
Balance at end of year	27,903	31,288
Level 3 | Debt securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	19	81	146
Purchases, sales and settlements	(19)	(62)	(65)
Balance at end of year		19	81
Level 3 | Other | Japan
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year		496	2,518
Actual return on plan assets	(164)	(4)	(11)
Purchases, sales and settlements		(492)	(2,011)
Other	4,406
Balance at end of year	4,242		496
Level 3 | Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	31,288	30,903	30,758
Actual return on plan assets	(4,784)	2,024	279
Other	1,399	(1,639)	(134)
Balance at end of year	¥ 27,903	¥ 31,288	¥ 30,903